Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	9,552,783	9,552,783
Ordinary shares, shares outstanding	9,552,783	9,552,783
Ordinary shares, no par value	$ 0
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	50,418	50,418
Ordinary shares, shares outstanding	50,418	50,418